Pension Plans (Tables)	12 Months Ended
Mar. 31, 2020
Funded Status of Defined Benefit Pension Plans
The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2019 and 2020 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2019	2020	2019	2020
Change in benefit obligation:
Benefit obligation at beginning of year	¥104,593	¥110,661	¥100,782	¥107,812
Service cost	5,526	5,879	3,186	3,566
Interest cost	721	585	2,002	1,634
Actuarial loss (income)	4,051	(3,935)	8,060	(2,465)
Foreign currency exchange rate change	0	0	(4,392)	(4,172)
Plan participant’s contributions	0	0	0	392
Benefits paid	(3,178)	(4,111)	(1,452)	(1,788)
Business combinations	0	1,399	0	0
Divestitures	(684)	0	0	(237)
Plan amendments	(368)	(11)	(374)	(1,126)

Benefit obligation at end of year	110,661	110,467	107,812	103,616

Change in plan assets:
Fair value of plan assets at beginning of year	121,269	123,628	93,338	96,837
Actual return on plan assets	1,383	(2,790)	7,023	3,114
Employer contribution	3,633	3,821	1,920	2,333
Plan participant’s contributions	0	0	0	392
Benefits paid	(2,657)	(3,429)	(1,346)	(1,683)
Business combinations	0	1,550	0	0
Divestitures	0	0	0	(187)
Foreign currency exchange rate change	0	0	(4,098)	(3,812)

Fair value of plan assets at end of year	123,628	122,780	96,837	96,994

The funded status of the plans	¥12,967	¥12,313	¥(10,975)	¥(6,622)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥25,590	¥24,521	¥12	¥11
Accrued benefit liability included in other liabilities	(12,623)	(12,208)	(10,987)	(6,633)

Net amount recognized	¥12,967	¥12,313	¥(10,975)	¥(6,622)

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax
Amount recognized in accumulated other comprehensive income (loss), pre-tax,
at March 31, 2019 and 2020 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2019	2020	2019	2020
Net prior service credit	¥1,364	¥545	¥594	¥1,446
Net actuarial loss	(28,389)	(28,863)	(14,711)	(12,293)
Net transition obligation	0	0	—	0

Total recognized in accumulated other comprehensive loss, pre-tax	¥(27,025)	¥(28,318)	¥(14,117)	¥(10,847)

Net Pension Cost of Defined Benefit Plans
Net pension cost of the plans for fiscal 2018, 2019 and 2020 consists of the following:

	Millions of yen
	2018	2019	2020
Japanese plans:
Service cost	¥5,339	¥5,526	¥5,879
Interest cost	778	721	585
Expected return on plan assets	(2,627)	(2,723)	(2,806)
Amortization of prior service credit	(912)	(897)	(820)
Amortization of net actuarial loss	856	844	1,156
Amortization of transition obligation	45	—	0

Net periodic pension cost	¥3,479	¥3,471	¥3,994

Overseas plans:
Service cost	¥3,455	¥3,186	¥3,566
Interest cost	1,994	2,002	1,634
Expected return on plan assets	(4,217)	(4,407)	(4,262)
Amortization of prior service credit	(123)	(174)	(208)
Amortization of net actuarial loss	38	75	739
Amortization of transition obligation	4	7	1

Net periodic pension cost	¥1,151	¥689	¥1,470

Note:
The components of net periodic pension cost other than the service cost component are included in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2018, 2019 and 2020 are summarized as follows:

	Millions of yen
	2018	2019	2020
Japanese plans:
Current year actuarial gain (loss)	¥(1,005)	¥(5,078)	¥(1,629)
Amortization of net actuarial loss	856	844	1,156
Prior service credit due to amendments	(5)	20	0
Amortization of prior service credit	(912)	(897)	(820)
Amortization of transition obligation	45	—	0

Total recognized in other comprehensive income (loss), pre-tax	¥(1,021)	¥(5,111)	¥(1,293)

Overseas plans:
Current year actuarial gain (loss)	¥(2,417)	¥(5,553)	¥1,117
Amortization of net actuarial loss	38	75	739
Prior service credit due to amendments	0	50	1,097
Amortization of prior service credit	(123)	(174)	(208)
Amortization of transition obligation	4	7	1
Foreign currency exchange rate change	(354)	496	524

Total recognized in other comprehensive income (loss), pre-tax	¥(2,852)	¥(5,099)	¥3,270

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts
Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2018	2019	2020
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.7%	0.5%	0.6%
Rate of increase in compensation levels	4.6%	4.4%	4.0%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.8%	0.7%	0.5%
Rate of increase in compensation levels	4.5%	4.6%	4.4%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas plans	2018	2019	2020
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.0%	1.7%	1.7%
Rate of increase in compensation levels	2.4%	2.4%	2.2%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.1%	2.0%	1.7%
Rate of increase in compensation levels	2.4%	2.4%	2.4%
Expected long-term rate of return on plan assets	4.9%	4.7%	3.7%

Benefits Expected to be Paid
At March 31, 2020, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2021	¥3,057	¥1,483
2022	2,910	1,541
2023	3,037	1,558
2024	3,263	1,685
2025	3,434	1,748
2026-2030	19,887	10,846

Total	¥35,588	¥18,861

Japan
Fair Value of Pension Plan Assets by Asset Category
The fair value of Japanese pension plan assets at March 31, 2019 and 2020, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement
s
.”

	Millions of yen
	March 31, 2019
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥19,824	¥0	¥0	¥0
Other than Japan
Pooled funds*2	24,535	0	0	0
Debt securities:
Japan
Pooled funds*3	19,243	0	0	0
Other than Japan
Pooled funds*4	27,382	0	0	0
Other assets:
Life insurance company general accounts*5	27,482	0	27,482	0
Others*6	5,162	0	5,162	0

	¥123,628	¥0	¥32,644	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2019.

*2	These funds invest in listed shares.

*3	These funds invest approximately 60% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥1,578 million at March 31, 2019.

*4	These funds invest entirely in foreign government bonds.

*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.

*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2019, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities, approximately 40% is invested in debt securities and approximately 20% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2020
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥14,434	¥0	¥0	¥0
Other than Japan
Pooled funds*2	15,207	0	0	0
Debt securities:			0
Japan			0
Pooled funds*3	26,133	0	0	0
Other than Japan			0
Pooled funds*4	33,930	0	0	0
Other assets:
Life insurance company general accounts*5	28,591	0	28,591	0
Others*6	4,485	0	4,485	0

	¥122,780	¥0	¥33,076	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥17 million at March 31, 2020.

*2	These funds invest in listed shares.

*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥1,192 million at March 31, 2020.

*4	These funds invest entirely in foreign government bonds.

*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.

*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas plans
Fair Value of Pension Plan Assets by Asset Category
The fair value of overseas pension plan assets at March 31, 2019 and 2020, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement
s
.”

	Millions of yen
	March 31, 2019
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥42,124	¥42,124	¥0	¥0
Pooled funds*1	392	0	0	0
Debt securities:
Other than Japan
Government bonds	47,269	47,269	0	0
Municipal bonds	4,640	0	4,640	0
Other assets:
Life insurance company general accounts*2	588	0	588	0
Others*3	1,824	0	1,824	0

	¥96,837	¥89,393	¥7,052	¥0

*1	These funds invest in listed shares.

*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.

*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2019, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities and approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2020
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥36,848	¥36,848	¥0	¥0
Pooled funds*1	311	0	0	0
Debt securities:
Other than Japan
Government bonds	50,622	50,622	0	0
Municipal bonds	4,849	0	4,849	0
Other assets:
Life insurance company general accounts*2	355	0	355	0
Others*3	4,009	0	4,009	0

	¥96,994	¥87,470	¥9,213	¥0

*1	These funds invest in listed shares.

*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.

*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.